Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2019
Entity Registrant Name	dei_EntityRegistrantName	Aberdeen Standard Investments ETFs
Entity Central Index Key	dei_EntityCentralIndexKey	0001597934
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2019
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2019
Prospectus Date	rr_ProspectusDate	May 01, 2018
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BCI
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

On February 25, 2019, Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”) recommended, and the Board of Trustees of Aberdeen Standard Investments ETFs approved, a change to the investment objective of each Fund as set forth in the table below, such changes to take effect on or after May 1, 2019 (the “Effective Date”).

Current Investment Objective	New Investment Objective

The Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF (the “Fund”) is an actively managed exchange traded fund that seeks to provide a total return designed to exceed the performance of the Bloomberg Commodity IndexSM which is calculated on an excess return basis (the “Index”).

The Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF (the “Fund”) seeks to provide total return through actively managed exposure to the Bloomberg Commodity Index Total ReturnSM (the “Index”).

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The changes described above are not expected to have an impact on each Fund’s fees and expenses.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Aberdeen Standard Investments ETFs

Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF (NYSE Arca: BCI)

Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (NYSE Arca: BCD)

Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF (NYSE Arca: AOIL) (formerly, Aberdeen Standard Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF)

(each, a “Fund” and, together, the “Funds”)

Supplement dated February 28, 2019 (the “Supplement”) to the Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) dated May 1, 2018, each as supplemented to date

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

On February 25, 2019, Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”) recommended, and the Board of Trustees of Aberdeen Standard Investments ETFs approved, a change to the investment objective of each Fund as set forth in the table below, such changes to take effect on or after May 1, 2019 (the “Effective Date”).

Current Investment Objective	New Investment Objective

The Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF (the “Fund”) is an actively managed exchange traded fund that seeks to provide a total return designed to exceed the performance of the Bloomberg Commodity IndexSM which is calculated on an excess return basis (the “Index”).

The Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF (the “Fund”) seeks to provide total return through actively managed exposure to the Bloomberg Commodity Index Total ReturnSM (the “Index”).

The Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (the “Fund”) is an actively managed exchange traded fund that seeks to provide a total return designed to exceed the performance of the Bloomberg Commodity Index 3 Month ForwardSM which is calculated on an excess return basis (the “Index”).

The Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (the “Fund”) seeks to provide total return through actively managed exposure to the Bloomberg Commodity Index 3 Month Forward Total ReturnSM (the “Index”).

The Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF (the “Fund”) is an actively managed exchange traded fund that seeks to provide a total return designed to exceed the performance of the Bloomberg WTI Crude Oil Subindex Total ReturnSM (the “Index”).

The Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF (the “Fund”) seeks to provide total return through actively managed exposure to the Bloomberg WTI Crude Oil Subindex Total ReturnSM (the “Index”).

The changes described above are not expected to have an impact on each Fund’s fees and expenses.

Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BCD
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

On February 25, 2019, Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”) recommended, and the Board of Trustees of Aberdeen Standard Investments ETFs approved, a change to the investment objective of each Fund as set forth in the table below, such changes to take effect on or after May 1, 2019 (the “Effective Date”).

Current Investment Objective	New Investment Objective

The Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (the “Fund”) is an actively managed exchange traded fund that seeks to provide a total return designed to exceed the performance of the Bloomberg Commodity Index 3 Month ForwardSM which is calculated on an excess return basis (the “Index”).

The Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (the “Fund”) seeks to provide total return through actively managed exposure to the Bloomberg Commodity Index 3 Month Forward Total ReturnSM (the “Index”).

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The changes described above are not expected to have an impact on each Fund’s fees and expenses.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Aberdeen Standard Investments ETFs

Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF (NYSE Arca: BCI)

Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (NYSE Arca: BCD)

Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF (NYSE Arca: AOIL) (formerly, Aberdeen Standard Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF)

(each, a “Fund” and, together, the “Funds”)

Supplement dated February 28, 2019 (the “Supplement”) to the Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) dated May 1, 2018, each as supplemented to date

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

On February 25, 2019, Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”) recommended, and the Board of Trustees of Aberdeen Standard Investments ETFs approved, a change to the investment objective of each Fund as set forth in the table below, such changes to take effect on or after May 1, 2019 (the “Effective Date”).

Current Investment Objective	New Investment Objective

The Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF (the “Fund”) is an actively managed exchange traded fund that seeks to provide a total return designed to exceed the performance of the Bloomberg Commodity IndexSM which is calculated on an excess return basis (the “Index”).

The Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF (the “Fund”) seeks to provide total return through actively managed exposure to the Bloomberg Commodity Index Total ReturnSM (the “Index”).

The Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (the “Fund”) is an actively managed exchange traded fund that seeks to provide a total return designed to exceed the performance of the Bloomberg Commodity Index 3 Month ForwardSM which is calculated on an excess return basis (the “Index”).

The Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (the “Fund”) seeks to provide total return through actively managed exposure to the Bloomberg Commodity Index 3 Month Forward Total ReturnSM (the “Index”).

The Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF (the “Fund”) is an actively managed exchange traded fund that seeks to provide a total return designed to exceed the performance of the Bloomberg WTI Crude Oil Subindex Total ReturnSM (the “Index”).

The Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF (the “Fund”) seeks to provide total return through actively managed exposure to the Bloomberg WTI Crude Oil Subindex Total ReturnSM (the “Index”).

The changes described above are not expected to have an impact on each Fund’s fees and expenses.

Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AOIL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

On February 25, 2019, Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”) recommended, and the Board of Trustees of Aberdeen Standard Investments ETFs approved, a change to the investment objective of each Fund as set forth in the table below, such changes to take effect on or after May 1, 2019 (the “Effective Date”).

Current Investment Objective	New Investment Objective

The Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF (the “Fund”) is an actively managed exchange traded fund that seeks to provide a total return designed to exceed the performance of the Bloomberg WTI Crude Oil Subindex Total ReturnSM (the “Index”).

The Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF (the “Fund”) seeks to provide total return through actively managed exposure to the Bloomberg WTI Crude Oil Subindex Total ReturnSM (the “Index”).

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The changes described above are not expected to have an impact on each Fund’s fees and expenses.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Aberdeen Standard Investments ETFs

Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF (NYSE Arca: BCI)

Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (NYSE Arca: BCD)

Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF (NYSE Arca: AOIL) (formerly, Aberdeen Standard Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF)

(each, a “Fund” and, together, the “Funds”)

Supplement dated February 28, 2019 (the “Supplement”) to the Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) dated May 1, 2018, each as supplemented to date

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

On February 25, 2019, Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”) recommended, and the Board of Trustees of Aberdeen Standard Investments ETFs approved, a change to the investment objective of each Fund as set forth in the table below, such changes to take effect on or after May 1, 2019 (the “Effective Date”).

Current Investment Objective	New Investment Objective

The Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF (the “Fund”) is an actively managed exchange traded fund that seeks to provide a total return designed to exceed the performance of the Bloomberg Commodity IndexSM which is calculated on an excess return basis (the “Index”).

The Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF (the “Fund”) seeks to provide total return through actively managed exposure to the Bloomberg Commodity Index Total ReturnSM (the “Index”).

The Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (the “Fund”) is an actively managed exchange traded fund that seeks to provide a total return designed to exceed the performance of the Bloomberg Commodity Index 3 Month ForwardSM which is calculated on an excess return basis (the “Index”).

The Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (the “Fund”) seeks to provide total return through actively managed exposure to the Bloomberg Commodity Index 3 Month Forward Total ReturnSM (the “Index”).

The Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF (the “Fund”) is an actively managed exchange traded fund that seeks to provide a total return designed to exceed the performance of the Bloomberg WTI Crude Oil Subindex Total ReturnSM (the “Index”).

The Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF (the “Fund”) seeks to provide total return through actively managed exposure to the Bloomberg WTI Crude Oil Subindex Total ReturnSM (the “Index”).

The changes described above are not expected to have an impact on each Fund’s fees and expenses.